Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,955.00
Total Offset Amount	0.00
Net Fee	75,955.00
Narrative - Max Aggregate Offering Price	$ 550,000,000.00
Final Prospectus	true